Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Numerator:
Net loss attributable to ordinary shareholders	$(19,671)	$(39,148)	$(42,613)	$(67,461)

Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	617,880	617,880	617,880	617,880
Basic and diluted net loss per share	$(31.84)	$(63.36)	$(68.97)	$(109.18)

	Year ended December 31,
	2018	2019	2020
Numerator:
Net loss attributable to ordinary shareholders	$(100,033)	$(115,479)	$(80,963)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	617,880	617,880	617,880
Basic and diluted net loss per share	$(161.90)	$(186.90)	$(131.03)

Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Shares issuable upon exercise of share options	42,815	210,683	42,840	212,019
Shares issuable upon vesting of non-vested shares	—	—	1,015	—
Shares issuable upon conversion of Series B2 Preferred	53,319	53,319	53,319	53,319
Shares issuable upon conversion of Series C1 Preferred	166,950	166,950	166,950	166,950
Shares issuable upon conversion of Series C2 Preferred	126,345	126,345	126,345	126,345
Shares issuable upon conversion of Series D1 Preferred	139,186	139,186	139,186	139,186
Shares issuable upon conversion of Series D2 Preferred	102,512	102,512	102,512	102,512
Shares issuable upon conversion of non-controlling interests of a subsidiary	107,650	107,650	107,650	107,650

	Year ended December 31,
	2018	2019	2020
Shares issuable upon exercise of share options	55,998	50,594	114,065
Shares issuable upon vesting of non-vested shares	39,262	29,401	450
Shares issuable upon conversion of Series A1 Preferred	195,653	16,304	—
Shares issuable upon conversion of Series B1 Preferred	97,642	8,137	—
Shares issuable upon conversion of Series B2 Preferred	53,319	53,319	53,319
Shares issuable upon conversion of Series C1 Preferred	—	153,038	166,950
Shares issuable upon conversion of Series C2 Preferred	—	115,816	126,345
Shares issuable upon conversion of Series EEL/D1 Preferred	139,186	139,186	139,186
Shares issuable upon conversion of Series D2 Preferred	17,085	102,512	102,512
Shares issuable upon conversion of noncontrolling interests of a subsidiary	67,694	107,650	107,650